Taxes - Operating taxes and levies - Income statement components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Territorial Economic Contribution, IFER and similar taxes	€ (817)	€ (729)	€ (841)
Spectrum fees	(304)	(294)	(278)
Levies on telecommunication services	(296)	(319)	(259)
Other operating taxes and levies	(429)	(466)	(405)
Total	€ (1,846)	€ (1,808)	€ (1,783)